Provisions - Amounts of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Employee benefits	€ 1,073	€ 1,005
Termination plans	357	282
Post-employment defined benefit plans	10	12
Other benefits	706	711
Dismantling of assets	16	17
Other provisions	576	574
Total	1,665	1,596
Non-current
Employee benefits	4,020	4,949
Termination plans	1,222	1,461
Post-employment defined benefit plans	329	428
Other benefits	2,469	3,060
Dismantling of assets	519	505
Other provisions	1,613	2,000
Total	6,152	7,454
Total
Employee benefits	5,093	5,954
Termination plans	1,579	1,743	€ 376
Post-employment defined benefit plans	339	440
Other benefits	3,175	3,771
Dismantling of assets	535	522
Other provisions	2,189	2,574
Total	€ 7,817	€ 9,050